Earnings per share (Antidilutive Securities Excluded From Dilutive Net Loss Per Share) (Details) (Share Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of earnings per share	295,770